Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 150	$ 1,398
Accounts receivable	10,305	8,172
Inventories	15,235	13,711
Income taxes receivable	171	517
Deferred income taxes	600	753
Prepaid expenses and other current assets	701	421
Current assets of discontinued operations	240	457
Total current assets	27,402	25,429
Property, plant and equipment	10,798	9,983
Noncurrent deferred income taxes	1,096	679
Notes receivable	600	300
Intangible assets	5,441	5,585
Goodwill	6,861	6,862
Total assets	52,198	48,838
Current Liabilities
Bank overdrafts	1,049
Accounts payable and accrued liabilities	11,974	11,316
Current maturities of long-term debt and capital lease obligations	9,010	8,870
Income taxes payable	318	445
Current liabilities of discontinued operations	333	554
Total current liabilities	22,684	21,185
Long-term debt and capital lease obligations, net of current maturities	9,342	9,015
Pension deficit	581	569
Noncurrent deferred income taxes	3,244	3,301
Total liabilities	35,851	34,070
Shareholders' Equity
Preferred stock, par value $0.001; 5,000,000 shares authorized; none issued
Common stock, par value $0.001; 30,000,000 shares authorized; 5,907,255 shares issued and outstanding	6	6
Additional paid-in capital	7,928	7,795
Accumulated other comprehensive income (loss)	(935)	(823)
Retained earnings	9,348	7,790
Total shareholders' equity	16,347	14,768
Total liabilities and shareholders' equity	$ 52,198	$ 48,838